Taxation (Tables)	6 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Income tax expense computed at applicable tax rates	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	-	(154.3)%
Non-deductible expenses	(24.5)%	(20.9)%
Change of valuation allowance	(0.5)%	150.4%
Release of previously accrued income taxes	0.5%	-
Effective tax rate	0.5%	0.2%

Schedule of Provisions for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Current income tax expense	$(49,985)	$383
Deferred tax expense	193	187
Income tax (benefit) provision	$(49,792)	$570

Schedule of Deferred Tax Assets

The following table presents the significant components of the Company’s deferred tax assets for the periods presented:

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)
Deferred tax assets
Net operating loss carryforwards	$199,280	$343,406
Allowance for credit losses	118	42
Less: valuation allowances	(199,398)	(343,448)
Total deferred tax assets	$-	$-

Deferred tax liabilities
Operating lease liabilities	$-	$(377)
Right-of-use assets	347	526
Total deferred tax liabilities	$347	$149